Other Accounts Receivable (Details) - Schedule of deposits are retained by customers - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Accounts Receivable (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	S/ 199,132	S/ 204,474
Guarantee deposits, Current	185,334	143,156
Guarantee deposits current, non current	13,798	61,318
Vial y Vives - DSD S.A. - Minera Teck [Member]
Other Accounts Receivable (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	79,126	64,175
Guarantee deposits, Current	79,126	64,175
Guarantee deposits current, non current
Talara Refinery [Member]
Other Accounts Receivable (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	59,651	58,831
Guarantee deposits, Current	49,222	812
Guarantee deposits current, non current	10,429	58,019
Concentrator Plant and tunnel of Quellaveco [Member]
Other Accounts Receivable (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	12,133	23,699
Guarantee deposits, Current	12,133	23,699
Guarantee deposits current, non current
Morelco S.A.S. - Engineering and Construction Works [Member]
Other Accounts Receivable (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	6,617	14,108
Guarantee deposits, Current	6,617	14,108
Guarantee deposits current, non current
Joint operations retention [Member]
Other Accounts Receivable (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	3,245	16,825
Guarantee deposits, Current	3,245	16,825
Guarantee deposits current, non current
Others [Member]
Other Accounts Receivable (Details) - Schedule of deposits are retained by customers [Line Items]
Guarantee deposits	38,360	26,836
Guarantee deposits, Current	34,991	23,537
Guarantee deposits current, non current	S/ 3,369	S/ 3,299